Load [Member] Annual Fund Operating Expenses - Kentucky Tax-Free Income Series - Kentucky Tax-Free Income Series	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.60%